Fair Value Measurements (Tables)	9 Months Ended
Sep. 30, 2024
Fair Value Disclosures [Abstract]
Schedule of Financial Instruments Measured or Disclosed at Fair Value on a Recurring Basis and Non-Recurring Fair Value Measurements

The following table sets forth the financial instruments measured or disclosed at fair value on a recurring basis by level within the fair value hierarchy as of December 31, 2023 and September 30, 2024 and non-recurring fair value measurements as of December 31, 2023 and September 30, 2024:

	Fair Value Measurements
	Quoted Prices in Active Market for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gain/ (Losses)
	RMB	RMB	RMB	RMB	US$
Recurring
As of December 31, 2023:
Cash equivalents
Time deposits (i)		32,292
Short-term investments
Available-for-sale debt securities (i)		941,738
Long-term investments
Available-for-sale debt securities (ii)			466,006
Equity investments at fair value with readily determinable fair value	24,815
Convertible senior notes, current portion (iii)		2,727,147
Convertible senior notes, non-current portion (iii)		3,756,945	5,123,936

As of September 30, 2024:
Cash equivalents
Time deposits (i)		180,832
Short-term investments
Available-for-sale debt securities (i)		936,267
Long-term investments
Available-for-sale debt securities (ii)			710,179
Equity investments at fair value with readily determinable fair value	7,499
Convertible senior notes, current portion (iii)		15,425
Convertible senior notes, non-current portion (iii)		3,788,405	4,081,044

Non-recurring
As of December 31, 2023:
Produced content monetized on its own (iv)			25,238	(253,125)
Long-term investments (v)	43,343		228,259	(336,226)
Equity investments without readily determinable fair value (vi)			269,415	(4,027)

As of September 30, 2024:
Produced content monetized on its own (iv)			68,051	(75,946)	(10,822)
Long-term investments (v)			344,843	(178,579)	(25,447)

Recurring

(i) The fair value of time deposits is determined based on the prevailing interest rates in the market. Due to maturities of less than one year, the carrying values of short-term investments approximate their fair values.

(ii) Long-term available-for-sale debt securities are convertible debt instruments issued by private companies and investments in equity securities that are redeemable at the Company’s option, which do not have readily determinable market values. The fair values of these investments were categorized as Level 3 in the fair value hierarchy. The Group uses a combination of valuation methodologies, including market and income approaches based on the Group’s best estimate, which is determined by using information including but not limited to the pricing of recent rounds of financing, future cash flow forecasts and liquidity factors.

	For the nine months ended September 30,
	2023	2024	2024
	RMB	RMB	US$
Balance as of January 1,	485,324	466,006	66,405
Addition	—	492	70
Disposals	(13,741)	(44,970)	(6,408)
Conversion	6,509	341,037	48,597
Accrued interest	2,014	618	88
Net unrealized fair value change recognized in other comprehensive income	653	(50,948)	(7,260)
Foreign currency translation adjustments	—	(2,056)	(293)
Balance as of September 30	480,759	710,179	101,199

(iii) The Company carries the convertible senior notes at face value less unamortized debt discount and issuance costs on its condensed consolidated balance sheets, and presents the fair value for disclosure purposes only. The fair values of the convertible senior notes are classified as Level 2 or Level 3 in the fair value hierarchy. For further information on the convertible senior notes, see Note 8.

Non-recurring

(iv) Due to adverse changes in the expected performance of certain produced content and the reduced amount of ultimate revenue expected to be recognized, the Group performed an assessment to determine whether the fair value was less than unamortized content costs. The Group uses a discounted cash flow approach to estimate the fair value of the produced content titles predominantly monetized on its own. The significant unobservable inputs (level 3) include forecasted future revenues, production costs required to complete the content and exploitation and participation costs. The Group considers the historical performance of similar content, the forecasted performance and/or preliminary actual performance subsequent to the release of the produced content in estimating the fair value. Based on the above assessment, certain produced content predominantly monetized on its own were determined to be impaired and re-measured to the fair value as of each quarter end. Impairment charges of RMB253,125 and RMB75,946 (US$10,822) were recognized for produced content predominantly monetized on its own and were recognized as cost of revenues in the condensed consolidated statements of comprehensive income for the year ended December 31, 2023 and for the nine months ended September 30, 2024, respectively.

(v) The Group measures certain financial assets, including equity method investments at fair value on a non-recurring basis only if an impairment charge recognized. The fair values of the Group’s investments in publicly listed companies are measured using quoted market prices. For estimating the fair value of investments without observable market prices, the Group uses valuation methodologies, primarily the market approach, which requires management to use unobservable inputs (Level 3) such as selection of comparable companies and multiples, expected volatility, discount for lack of marketability and probability of exit events as it relates to liquidation and redemption preferences when applicable. When there is impairment of equity securities accounted for under the measurement alternative and equity method investments, the non-recurring fair value measurements are measured at the date of impairment. As a result of the above assessment, certain long-term investments were determined to be impaired, and the impairment charges were recognized in the condensed consolidated statements of comprehensive income during the year ended December 31, 2023 and nine months ended September 30, 2024.

(vi) For equity investments accounted for under the measurement alternative, the equity investment is measured at fair value on a non-recurring basis when there is an orderly transaction for identical or similar investments of the same issuer. The fair values of these investments were categorized as Level 3 in the fair value hierarchy. The fair values of the Group’s privately held investments as disclosed are determined based on the observable transaction price of recent rounds of financing and a price adjustment for the different rights and obligations between a similar instrument of the same issuer with an observable price change in an orderly transaction and the investment held by the Group. These non-recurring fair value measurements were measured as of the observable transaction dates. As a result of the above assessment, certain equity investments accounted for under the measurement alternative were re-measured to their fair values, and the total net unrealized losses were recognized in "Others, net" in the condensed consolidated statements of comprehensive income for the year ended December 31, 2023.

Schedule of Fair Values of Investments Categorized Level 3 In Fair Value Hierarchy	Long-term available-for-sale debt securities are convertible debt instruments issued by private companies and investments in equity securities that are redeemable at the Company’s option, which do not have readily determinable market values. The fair values of these investments were categorized as Level 3 in the fair value hierarchy. The Group uses a combination of valuation methodologies, including market and income approaches based on the Group’s best estimate, which is determined by using information including but not limited to the pricing of recent rounds of financing, future cash flow forecasts and liquidity factors.

	For the nine months ended September 30,
	2023	2024	2024
	RMB	RMB	US$
Balance as of January 1,	485,324	466,006	66,405
Addition	—	492	70
Disposals	(13,741)	(44,970)	(6,408)
Conversion	6,509	341,037	48,597
Accrued interest	2,014	618	88
Net unrealized fair value change recognized in other comprehensive income	653	(50,948)	(7,260)
Foreign currency translation adjustments	—	(2,056)	(293)
Balance as of September 30	480,759	710,179	101,199